Strategic Partners Mutual Funds, Inc.
100 Mulberry Street
Gateway Center Three, 4th Floor
Newark, New Jersey 07102

March 2, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC  20549

RE:          Strategic Partners Mutual Funds, Inc.

Registration Nos. 333-23017 and 811-08085

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the prospectus for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N1-A, which was electronically filed with the Commission on February 25, 2005.

The foregoing is being filed electronically via the EDGAR system.

Sincerely,

/s/ Deborah A. Docs
Deborah A. Docs
Assistant Secretary